Fair Value (Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried On Balance Sheet At Fair Value) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Carrying Amount [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	¥ 152,858,000		¥ 148,230,000
Carrying Amount [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	19,938,000		18,810,000
Carrying Amount [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	132,920,000		129,420,000
Carrying Amount [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,458,000		4,011,000
Carrying Amount [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	20,348,000		15,700,000
Carrying Amount [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,147,000		3,993,000
Carrying Amount [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	487,000		633,000
Carrying Amount [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,098,000		11,604,000
Carrying Amount [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	12,103,000		11,622,000
Carrying Amount [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	6,800,000		4,753,000
Carrying Amount [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,484,000		3,619,000
Carrying Amount [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	15,496,000		8,112,000
Carrying Amount [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	633,000		619,000
Carrying Amount [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,438,000		5,660,000
Carrying Amount [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,671,000		2,615,000
Carrying Amount [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,238,000	[1]	2,492,000	[1]
Carrying Amount [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	100,884,000	[2]	97,254,000	[2]
Carrying Amount [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	7,124,000		5,132,000
Estimated Fair Value [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	152,903,000		148,290,000
Estimated Fair Value [Member] | Deposits [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	152,903,000		148,290,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	19,938,000		18,810,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	19,938,000		18,810,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	132,965,000		129,480,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	132,965,000		129,480,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,458,000		4,011,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,458,000		4,011,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	20,348,000		15,700,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	20,348,000		15,700,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,147,000		3,993,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,147,000		3,993,000
Estimated Fair Value [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	487,000		633,000
Estimated Fair Value [Member] | Due To Trust Account [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	487,000		633,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,098,000		11,604,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,098,000		11,604,000
Estimated Fair Value [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	12,395,000		11,980,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	12,395,000		11,969,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities			11,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	6,800,000		4,753,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	6,800,000		4,753,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,484,000		3,619,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,484,000		3,619,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	15,496,000		8,112,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	15,496,000		8,112,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	633,000		619,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	633,000		619,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,438,000		5,660,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,438,000		5,660,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,671,000		2,615,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,671,000		2,615,000
Estimated Fair Value [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,488,000	[1]	2,778,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	220,000	[1]	272,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	513,000	[1]	495,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	1,755,000	[1]	2,011,000	[1]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	102,297,000	[2]	98,729,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	9,000	[2]	12,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	292,000	[2]	284,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	101,996,000	[2]	98,433,000	[2]
Estimated Fair Value [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	7,124,000		5,132,000
Estimated Fair Value [Member] | Other Financial Assets [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	¥ 7,124,000		¥ 5,132,000

[1]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[2]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.